ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details)	Mar. 31, 2020 shares
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries	13,700,000
Class A shares received by the partnership	32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units	70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%
Percentage of voting interest in company	75.00%
Exchangeable shares issued as a result of special distribution	46,300,000
Non-controlling interest— BIPC exchangeable shares
Organization And Description Of The Business [Line Items]
Conversion ratio	1
Limited Partners
Organization And Description Of The Business [Line Items]
Conversion ratio	9